Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of components of income tax expense/(benefit)

	Year Ended December 31,
	2025	2024	2023

	(in US$’000)
Current tax
PRC (note (a) and (b))	63,748	1,723	1,767
US and others (note (c))	(22)	161	471
HK (note (d))	2	—	45
	63,728	1,884	2,283
Deferred income tax (benefit)/expense
PRC (note (a) and (b))	(492)	2,434	2,400
US and others	374	2,874	(137)
HK	—	—	(37)
	(118)	5,308	2,226
Income tax expense	63,610	7,192	4,509

Notes:

(a)	Taxation in the PRC has been provided for at the applicable rate on the estimated assessable profits less estimated available tax losses, if any, in relevant entities. Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate is 25%. In addition, the EIT Law provides for a preferential tax rate of 15% for companies which qualify as HNTE. HUTCHMED Limited and its wholly-owned subsidiary HUTCHMED (Suzhou) Limited qualify as HNTE up to December 31, 2025 and 2026 respectively.

Pursuant to the EIT law, a 10% withholding tax is levied on dividends paid by PRC companies to their foreign investors. A lower withholding tax rate of 5% is applicable under the China-HK Tax Arrangement if direct foreign investors with at least 25% equity interest in the PRC companies are Hong Kong tax residents, and meet the conditions or requirements pursuant to the relevant PRC tax regulations regarding beneficial ownership. For the years ended December 31, 2024 and 2023, since the equity holder of the equity investment in SHPL was a Hong Kong incorporated company and Hong Kong tax resident that met the aforesaid requirements, the Company has used 5% to provide for deferred tax liabilities on retained earnings which were anticipated to be distributed. For the year ended December 31, 2025, following the divestment of 45% equity interest in SHPL (Note 22), the equity holder of the equity investment in SHPL no longer met the aforesaid requirements for the 5% withholding tax rate. Therefore, from the date of completion of the divestment, the deferred tax liabilities on the anticipated dividend distribution from retained earnings of SHPL was provided at 10% withholding tax rate. As at December 31, 2025, 2024 and 2023, the amounts accrued in deferred tax liabilities relating to withholding tax on dividends were determined on the basis of the distributable reserves of SHPL which will be distributed as dividends under related regulations.

Pursuant to PRC Bulletin on Issues of Enterprise Income Tax and Indirect Transfers of Assets by Non-PRC Resident Enterprises, an indirect transfer of a PRC resident enterprise by a non-PRC resident enterprise, via the transfer of an offshore intermediate holding company, shall be subject to PRC withholding tax under certain conditions.

(b)	Income tax expense in the PRC for the year ended December 31, 2025 mainly includes US$61.1 million comprising US$59.5 million arising from the divestment of 45% equity interest in SHPL (Note 22) calculated at 10% of the excess of the divestment proceeds over the cost of acquiring the equity investment in SHPL and additional US$1.6 million withholding tax accrued on declared dividends of SHPL up to the closing date of the said divestment as explained in note (a).
(c)	The Company’s subsidiary in the US with operations primarily in New Jersey is subject to US taxes, primarily federal and state taxes, which have been provided for at approximately 21% (federal) and 0% to 11.5% (state tax) on the estimated assessable profits over the reporting years. Certain income receivable by the Company is subject to US withholding tax of 30%. Certain of the Group’s subsidiaries are subject to corporate tax in the UK and EU countries at 25% and 19% to 25%, respectively, on the estimated assessable profits in relation to their presence in these countries.
(d)	The Company, its certain subsidiaries incorporated in the British Virgin Islands and Cayman Islands, and its Hong Kong subsidiaries are subject to Hong Kong profits tax where the standard Hong Kong profits tax rate is 16.5%. In addition, under the Hong Kong two-tiered profits tax rates regime, the first HK$2.0 million (US$0.3 million) of assessable profit of a qualifying corporation within the Group will be taxed at 8.25%, with the remaining assessable profits taxed at 16.5%. Hong Kong profits tax has been provided for at the relevant rates on the estimated assessable profits less estimated available tax losses, if any, of these entities as applicable.

Schedule of reconciliation of the Group's reported income tax expense to the theoretical tax amount

	Year Ended December 31, 2025
	(in US$’000)
Income before income taxes and equity in earnings of equity investees
PRC	471,147
US and others	93
HK	27,451
Income before income taxes and equity in earnings of equity investees	498,691
Tax calculated at the statutory tax rate of the Company	82,284	16.5%
Tax effects of:
Different tax jurisdictions
PRC
Different tax rate applicable to gain from divestment of an equity investee	(30,998)	-6.2%
Withholding tax on dividends and earnings from an equity investee	2,885	0.6%
Changes in valuation allowances	12,628	2.5%
Preferential tax deduction	(14,835)	-3.0%
Preferential tax rate difference	(2,090)	-0.4%
Expenses related to divestment of an equity investee	11,760	2.3%
Exchange difference	2,836	0.6%
Other items	3,331	0.6%
US and other tax jurisdictions	336	0.1%
Nontaxable interest income	(6,607)	-1.3%
Changes in valuation allowance	1,974	0.4%
Others	106	0.1%
Income tax expense	63,610	12.8%

	Year Ended December 31,
	2024	2023

	(in US$’000)
(Loss)/income before income taxes and equity in earnings of equity investees	(1,107)	58,308
Tax calculated at the statutory tax rate of the Company	(183)	9,621
Tax effects of:
Different tax rates applicable in different jurisdictions	(2,400)	541
Tax valuation allowance	24,254	26,629
Preferential tax rate difference	(18)	(3,065)
Preferential tax deduction and credits	(22,608)	(32,667)
Expenses not deductible for tax purposes	10,129	7,086
Withholding tax on undistributed earnings of a PRC entity	2,323	2,386
Income not subject to tax	(5,719)	(5,826)
Temporary difference	998	(817)
Others	416	621
Income tax expense	7,192	4,509

Schedule of significant components of deferred tax assets and liabilities

	December 31,
	2025	2024

	(in US$’000)
Deferred tax assets
Cumulative tax losses	318,320	297,775
Others	16,465	14,011
Total deferred tax assets	334,785	311,786
Less: Valuation allowance	(322,130)	(299,338)
	12,655	12,448
Deferred tax liabilities
Undistributed earnings from a PRC entity	255	2,990

Schedule of movements in deferred tax assets and liabilities

	2025	2024	2023

	(in US$’000)
As at January 1	9,458	13,972	12,656
Movement of previously recognized withholding tax on undistributed earnings	2,781	740	3,674
(Charged)/Credited to the consolidated statements of operations
Withholding tax on undistributed earnings of a PRC entity	(51)	(2,323)	(2,385)
Deferred tax on amortization of intangible assets	—	6	18
Deferred tax on temporary differences, tax loss carried forward and research tax credits	169	(2,991)	142
Reclassification from current tax	—	—	11
Divestment of subsidiaries	—	—	(49)
Exchange differences	43	54	(95)
As at December 31	12,400	9,458	13,972

Summary of cumulative tax losses carryforwards

	December 31,
	2025	2024

	(in US$’000)
No expiry date	119,736	94,876
2025	—	34,066
2026	47,598	45,465
2027	61,117	58,373
2028	105,421	100,681
2029	174,283	166,441
2030	243,783	230,851
2031	386,281	368,881
2032	605,216	577,954
2033	171,510	163,785
2034	130,325	124,299
2035	49,972	—
	2,095,242	1,965,672

Summary of changes in deferred tax valuation allowance

	2025	2024	2023

	(in US$’000)
As at January 1	299,338	283,522	264,639
Charged to consolidated statements of operations	14,558	24,254	26,629
Utilization of previously unrecognized tax losses	(3)	(2)	(39)
Write-off of tax losses	(5,277)	(612)	(112)
Divestment of subsidiaries	—	—	(433)
Others	119	20	—
Exchange differences	13,395	(7,844)	(7,162)
As at December 31	322,130	299,338	283,522

Schedule of income tax payable

	2025	2024	2023

	(in US$’000)
As at January 1	1,549	2,580	1,112
Current tax	63,728	1,884	2,283
Withholding tax upon dividend declaration from a PRC entity	2,781	740	3,674
Tax paid (note)	(62,411)	(3,587)	(3,728)
Reclassification from prepaid tax	631	(41)	(397)
Reclassification to deferred tax	—	—	11
Reclassification to non-current liabilities	(4,287)	—	—
Divestment of subsidiaries	—	—	(177)
Exchange difference	92	(27)	(198)
As at December 31	2,083	1,549	2,580

Note: Income taxes paid (net of refunds) by jurisdiction for the year ended December 31, 2025 is as follows:

Year Ended December 31, 2025
(in US$’000)
PRC	62,358
US and others	53
HK	—
Total	62,411

Schedule of income taxes paid (net of refunds) by jurisdiction

Year Ended December 31, 2025
(in US$’000)
PRC	62,358
US and others	53
HK	—
Total	62,411